Document and Entity Information	Nov. 10, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	RIGETTI COMPUTING, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40140
Entity Tax Identification Number	88-0950636
Entity Address, Address Line One	775 Heinz Avenue
Entity Address, City or Town	Berkeley
Entity Address State Or Province	CA
Entity Address, Postal Zip Code	94710
City Area Code	510
Local Phone Number	210-5550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001838359
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	RGTI
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for oneshare of Common Stock at an exercise price of$11.50 per share
Trading Symbol	RGTIW
Security Exchange Name	NASDAQ